Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

19. Shareholders’ equity:

Changes in shares of common stock outstanding are shown below:

	Shares
	Year ended March 31,
	2010	2011	2012
Number of shares outstanding at beginning of year	2,604,779,843	3,669,044,614	3,600,886,932
New issue	800,000,000	—	103,429,360
Conversion of convertible bonds	258,040,481	—	—

Common stock held in treasury:
Repurchases of common stock	(26,857)	(75,030,934)	(50,093,031)
Sales of common stock	6,328	2,409	1,530
Common stock issued to employees	6,122,900	6,870,600	9,271,600
Other net change in treasury stock	121,919	243	(12,496)

Number of shares outstanding at end of year	3,669,044,614	3,600,886,932	3,663,483,895

The amount available for dividends and acquisition of treasury stock is subject to the restrictions under the Companies Act of Japan. Additional paid-in capital and retained earnings include amounts which the Companies Act of Japan prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2010, 2011 and 2012, the amounts available for distributions were ¥546,483 million, ¥480,471 million and ¥483,126 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in the accompanying consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act of Japan.

Retained earnings include Nomura’s share of investee undistributed earnings which have been accounted for based on the equity method, and those Nomura’s share of investee undistributed earnings amounted to ¥72,405 million, ¥77,145 million and ¥50,922 million as of March 31, 2010, 2011 and 2012, respectively.

Dividends on common stock per share were ¥8 for the year ended March 31, 2010, ¥8 for the year ended March 31, 2011 and ¥6 for the year ended March 31, 2012.

On July 30, 2010, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 75,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥50 billion and (c) the share buyback will run from August 9, 2010 to September 17, 2010. Under this repurchase program, the Company repurchased 75,000,000 shares of common stock at a cost of ¥37,362 million.

The Company issued new shares of common stock and repurchased common stock in accordance with NLB becoming a wholly owned subsidiary of Nomura for the year ended March 31, 2012. See Note 11 “Business combinations” for further information.

The change in common stock held in treasury includes the change in shares issued to employees under stock-based compensation plans, shares sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity (adding-to-holdings requests) or shares acquired to create round lots or eliminate odd lots. Common stock held in treasury also includes, as of March 31, 2010, 2011, and 2012, 1,063,153 shares, or ¥2,189 million, 1,062,910 shares, or ¥2,189 million and 908,498 shares, or ¥1,985 million, respectively, held by affiliated companies.

Nomura issued 766,000,000 shares and 34,000,000 shares through a public offering and third-party allotment, respectively, in October, 2009.